Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(3)	Compensation Actually Paid to Second PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income(7)	Adjusted EBITDA(8)
	($)	($)	($)	($)	($)	($)	($)	($)	(h)	(i)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	($ in thousands)
2023	N/A	9,608,505	N/A	11,699,671	1,171,205	1,405,400	126.71	126.40	46,561	136,343
2022	525,459	6,913,269	(52,920)	6,687,110	1,181,201	1,041,667	93.64	120.78	15,686	82,828
2021	4,481,386	N/A	5,931,625	N/A	1,141,200	1,376,759	121.22	147.08	38,077	74,692

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Randal W. Baker served as President and Chief Executive Officer during all of fiscal 2021 and in fiscal 2022 until October 8, 2021 and is identified as First PEO in the table. The negative amount of compensation actually paid reported for fiscal 2022 reflects a decline in the value of outstanding equity awards in that fiscal year and the forfeiture of certain awards in that year as a result of his departure.Paul E. Sternlieb has served as Chief Executive Officer since October 8, 2021 and is identified as Second PEO in the table.
Adjustment To PEO Compensation, Footnote	"Compensation actually paid" to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“Applicable FY”), as adjusted per SEC rules as follows:

Adjustments	2021		2022			2023
	First PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,308,568)	(578,624)	(216,740)	(5,057,747)	(562,899)	(6,999,985)	(307,397)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,533,524	582,238	—	4,831,588	325,530	7,470,959	318,298
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	225,558	—	161,886	—	27,335
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable FY End	597,724	152,210	(1,333,315)	—	(105,339)	1,462,863	81,560
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	633,949	85,373	1,127,315	—	111,757	154,773	130,820
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable FY, determined as of Prior Fiscal Year End	—	(4,927)	(388,383)	—	(71,402)	—	(16,941)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	4,453	916	7,186	—	932	2,556	519
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	1,450,239	235,559	(578,379)	(226,159)	(139,533)	2,091,166	234,195

Non-PEO NEO Average Total Compensation Amount	$ 1,171,205	$ 1,181,201	$ 1,141,200
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,405,400	1,041,667	1,376,759
Adjustment to Non-PEO NEO Compensation Footnote	"Compensation actually paid" to our Named Executive Officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“Applicable FY”), as adjusted per SEC rules as follows:

Adjustments	2021		2022			2023
	First PEO	Average Non-PEO NEOs	First PEO	Second PEO	Average Non-PEO NEOs	Second PEO	Average Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,308,568)	(578,624)	(216,740)	(5,057,747)	(562,899)	(6,999,985)	(307,397)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,533,524	582,238	—	4,831,588	325,530	7,470,959	318,298
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	225,558	—	161,886	—	27,335
Increase/deduction for Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable FY End	597,724	152,210	(1,333,315)	—	(105,339)	1,462,863	81,560
Increase/deduction for Awards Granted during Prior Fiscal Year that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	633,949	85,373	1,127,315	—	111,757	154,773	130,820
Deduction of ASC 718 Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable FY, determined as of Prior Fiscal Year End	—	(4,927)	(388,383)	—	(71,402)	—	(16,941)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	4,453	916	7,186	—	932	2,556	519
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	1,450,239	235,559	(578,379)	(226,159)	(139,533)	2,091,166	234,195
This amount is the average of the total compensation, as calculated in accordance with the presentation of Total compensation in the Summary Compensation Table appearing on page 31, of the Non-NEO PEOs in each year. The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

Fiscal 2023	Fiscal 2022		Fiscal 2021
Anthony P. Colucci	Anthony P. Colucci	Barbara G. Bolens	Rick T. Dillon
Benjamin J. Topercer	Benjamin J. Topercer	Scott M. Vuchetich	John Jeffrey Schmaling
James P. Denis	Rick T. Dillon	Bryan R. Johnson	Fabrizio Rasetti
Markus Limberger	John Jeffrey Schmaling	Fabrizio Rasetti	Barbara G. Bolens
Barbara G. Bolens

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 126.71	93.64	121.22
Peer Group Total Shareholder Return Amount	126.40	120.78	147.08
Net Income (Loss)	$ 46,561	$ 15,686	$ 38,077
Company Selected Measure Amount	136,343	82,828	74,692
Additional 402(v) Disclosure	Represents the company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.Represents the TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period, of the common stock of the companies included in the Russell 2000 Index.Represents net income of Enerpac and its subsidiaries on a consolidated basis, which includes the results of discontinued operations in each of the periods presented.The Company selected measure is adjusted EBITDA, which is a measure used in the annual cash incentive plan. Adjusted EBITDA is the Company’s earnings before interest, income tax, depreciation and amortization expenses, adjusted by adding selected expenses that the Talent Development and Compensation Committee believes do not reflect normal operating conditions and subtracting certain selected income items that the Talent Development and Compensation Committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the Company in its quarterly and annual earnings announcements, with additional adjustments to exclude annual incentive compensation expense and for certain items selected by the Talent Development and Compensation Committee that it believes do not reflect normal operating conditions.
Paul E. Sternlieb [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,608,505	$ 6,913,269
PEO Actually Paid Compensation Amount	11,699,671	6,687,110
Randal W. Baker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		525,459	$ 4,481,386
PEO Actually Paid Compensation Amount		(52,920)	5,931,625
PEO | Paul E. Sternlieb [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,091,166	(226,159)
PEO | Paul E. Sternlieb [Member] | Stock Awards and Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,999,985)	(5,057,747)
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,470,959	4,831,588
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,462,863	0
PEO | Paul E. Sternlieb [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,773	0
PEO | Paul E. Sternlieb [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Paul E. Sternlieb [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,556	0
PEO | Paul E. Sternlieb [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Randal W. Baker [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(578,379)	1,450,239
PEO | Randal W. Baker [Member] | Stock Awards and Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(216,740)	(3,308,568)
PEO | Randal W. Baker [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	3,533,524
PEO | Randal W. Baker [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		225,558	0
PEO | Randal W. Baker [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,333,315)	597,724
PEO | Randal W. Baker [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,127,315	633,949
PEO | Randal W. Baker [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(388,383)	0
PEO | Randal W. Baker [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,186	4,453
PEO | Randal W. Baker [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO
Pay vs Performance Disclosure
Tabular List, Table
We have listed below the four performance measures that represent the most important metrics we used to link Compensation Actually Paid to our NEOs for 2023 to Company performance:
•Adjusted EBITDA
•Core Sales Growth
•Adjusted EBITDA Margin; and
•Free Cash Flow Conversion.

Adjustment to Compensation, Amount	$ 234,195	(139,533)	235,559
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Core Sales Growth
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
Non-PEO NEO | Stock Awards and Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (307,397)	(562,899)	(578,624)
Non-PEO NEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,298	325,530	582,238
Non-PEO NEO | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,335	161,886	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,560	(105,339)	152,210
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,820	111,757	85,373
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,941)	(71,402)	(4,927)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519	932	916
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0